Income Taxes (Narrative) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Reconciliation Tax Settlements [Abstract]
Total current benefit (expense)	$ (11,689,000)	$ 2,088,000	$ (47,276,000)	$ (36,706,000)	$ (36,353,000)	$ 3,668,000	$ (17,966,000)
Reduction to current income tax expense					(30,400,000)	(67,300,000)
Total deferred benefit	(12,687,000)	71,714,000	(44,866,000)	195,356,000	158,170,000	304,611,000	143,944,000
Valuation Allowance [Abstract]
Valuation allowance					143,500,000
Deferred Tax Assets Net Current Classification [Abstract]
Current net deferred tax assets included in net deferred tax liabilities					52,000,000	19,200,000
Net deferred tax liabilities					1,485,853,000	1,670,626,000
Foreign deferred tax liabilities					19,800,000	30,300,000
Net operating loss carryforwards (tax effected)					1,100,000,000
Deferred Tax Assets Operating Loss Carryforwards Components [Abstract]
Foreign net operating loss carryforwards					170,800,000
Deferred tax asset foreign other					23,500,000
Valuation allowance foreign					156,800,000
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities					27,100,000
Reduction to income tax expense to reflect the net benefits of tax settlements					20,200,000	60,600,000
Foreign income before taxes					48,300,000	84,000,000	94,000,000
Valuation allowance					143,500,000
Effective tax rate	(29.20%)	44.50%	(14.90%)	36.10%	17.00%	43.00%	32.00%
Valuation allowance					327,623,000	183,686,000	16,300,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued [Abstract]
Interest and penalties accrued related to unrecognized tax benefits					49,400,000	50,500,000
Total unrecognized tax benefits and accrued interest and penalties					178,800,000	188,900,000
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"					131,000,000	158,300,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets					36,100,000
Unrecognized tax benefits that would impact effective tax rate					100,100,000	107,000,000
Portion of unrecognized tax benefits included in "Accrued Expenses"					11,600,000	500,000
Income tax settlement inclusive of interest paid to foreign tax agencies						$ 7,200,000